Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		With sales charge1
Accumulated Value	$ 9,550		$ 10,209	$ 10,555	$ 12,066	$ 11,426	$ 13,626	$ 14,021	$ 13,987	$ 14,714	$ 17,088	$ 20,103
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		With sales charge
Accumulated Value	10,000		10,621	10,912	12,389	11,661	13,810	14,115	13,997	14,624	16,872	19,723
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I1
Accumulated Value	100,000		107,269	111,259	127,623	121,310	145,176	149,879	150,069	158,399	184,638	217,904
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R1
Accumulated Value	10,000		10,673	11,019	12,569	11,890	14,157	14,545	14,489	15,221	17,647	20,727
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z1
Accumulated Value	10,000		10,735	11,135	12,778	12,147	14,529	14,999	15,018	15,852	18,478	21,806
Class A | FTSE Global Core Infrastructure 50/50 Net Tax Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Net Tax Index
Accumulated Value	10,000		10,989	11,291	13,038	11,992	14,211	14,623	14,532	15,163	17,746	20,546
Class C | FTSE Global Core Infrastructure 50/50 Net Tax Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Net Tax Index
Accumulated Value	10,000		10,989	11,291	13,038	11,992	14,211	14,623	14,532	15,163	17,746	20,546
Class I | FTSE Global Core Infrastructure 50/50 Net Tax Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Net Tax Index
Accumulated Value	100,000		109,887	112,910	130,377	119,921	142,113	146,232	145,322	151,629	177,458	205,457
Class R | FTSE Global Core Infrastructure 50/50 Net Tax Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Net Tax Index
Accumulated Value	10,000		10,989	11,291	13,038	11,992	14,211	14,623	14,532	15,163	17,746	20,546
Class Z | FTSE Global Core Infrastructure 50/50 Net Tax Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 Net Tax Index
Accumulated Value	10,000		10,989	11,291	13,038	11,992	14,211	14,623	14,532	15,163	17,746	20,546
Class A | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class C | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class I | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	100,000		118,196	131,300	139,613	143,582	199,643	171,018	202,674	243,599	283,204	343,632
Class R | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Class Z | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index - net
Accumulated Value	$ 10,000		$ 11,820	$ 13,130	$ 13,961	$ 14,358	$ 19,964	$ 17,102	$ 20,267	$ 24,360	$ 28,320	$ 34,363